STOCK OPTIONS (Details 1) - Options [Member]	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	4.56%	3.78%	3.89%
Expected life	4 years	3 years 7 days	4 years
Expected volatility	86.00%	86.00%	86.00%